LOANS RECEIVABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
Loan receivables	$ 286,035	$ 293,618
Year ending August 31, 2023
Loan receivables	62,816	70,399
Year ending August 31, 2024
Loan receivables	$ 223,219	$ 223,219